Provision (Benefit) for Income Taxes Textuals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Foreign income (loss) in Income from continuing operations before income taxes	$ (2)	$ (1)	$ (6)
Proceeds from Income Tax Refunds	45	40	86
Unrecognized tax benefits	52
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	51	51
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	32
Decrease in Unrecognized Tax Benefits is Reasonably Possible	31
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Remaining Positions	20	20
Total interest and penalties recognized as part of income tax provision	(1)	(1)	$ 1
Total interest and penalties accrued as uncertain tax positions	4	$ 4
Internal Revenue Service (IRS) [Member] | Expiration None [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 879